Capital and reserves - Additional Information (Details) £ / shares in Units, € in Millions, £ in Millions				1 Months Ended																		12 Months Ended
	Feb. 10, 2022 GBP (£)	Sep. 27, 2021 GBP (£) BOND	Sep. 27, 2021 EUR (€) BOND	Feb. 28, 2025 £ / shares	Nov. 30, 2024 £ / shares	Aug. 31, 2024 £ / shares	May 31, 2024 £ / shares	Feb. 29, 2024 GBP (£)	Dec. 31, 2023 GBP (£) vote INSTALMENT £ / shares shares	Nov. 30, 2023 GBP (£)	Sep. 30, 2023 GBP (£)	Aug. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Feb. 28, 2023 GBP (£)	Dec. 31, 2022 GBP (£) shares	Nov. 30, 2022 GBP (£)	Sep. 30, 2022 GBP (£)	Aug. 31, 2022 GBP (£)	May 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) shares	Sep. 30, 2021	Dec. 31, 2023 GBP (£) vote INSTALMENT £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares	Sep. 27, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Jul. 25, 2017 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Number Of Votes Per Shareholder | vote									1													1
Increase decrease from share based payment transactions																						£ 71	£ 81	£ 76
Total equity									£ 52,934						£ 75,710					£ 67,401		52,934	75,710	67,401		£ 62,955
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																						(552)	(5)	(291)
Cost of treasury shares repurchased and not cancelled																						6,807	6,821	4,823
Cost of own shares held in employee share ownership trusts																						£ 289	£ 295	£ 299
Proposed treasury shares repurchase amount	£ 2,000
Treasury shares held in trust | shares									5,951,979						5,920,638					6,269,959		5,951,979	5,920,638	6,269,959
Treasury shares repurchased | shares									220,533,855						221,000,192					161,930,217		220,533,855	221,000,192	161,930,217
Number of perpetual hybrid bonds issued | BOND		2	2
Perpetual hybrid bonds | €																									€ 1,000
Perpetual hybrid bonds total									£ 1,685						£ 1,685							£ 1,685	£ 1,685
Total issuance cost		£ 22	€ 26
Payment of coupons																						£ 59	£ 60	£ 6
Interim quarterly Dividend declared per share | £ / shares																						£ 2.355	£ 2.309	£ 2.178
Dividend payable										£ 1,293		£ 1,284	£ 1,282	£ 1,211		£ 1,219		£ 1,223	£ 1,239
Dividend recognised as appropriation from reserves																						£ 5,071	£ 4,915	£ 4,904
Price per ordinary shares (in GBP pence per share) | £ / shares									£ 0.25													£ 0.25
Dividends payable number of installments | INSTALMENT									4													4
Dividend payables									£ 5,267													£ 5,267
At Fair Value
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Perpetual hybrid bonds total									1,512						1,331							1,512	1,331
September 2021 equity classified bonds 1&2 | 3.75% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons											£ 33						£ 33
September 2021 equity classified bonds 1&2 | 3% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons									26						27
Five year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds		3.00%	3.00%																	3.00%
Eight year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds		3.75%	3.75%																		3.75%
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable								£ 1,287
Dividend payable per ordinary share | £ / shares				£ 58.9	£ 58.9	£ 58.9	£ 58.9
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
BAT Plc acquisition of BAT Industries 1998																											£ 483
Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Accumulated balance preference shares converted 2004 relating to Rothmans transactions																													£ 90
Kamaran Industry & Investment Company
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																							(1)
Reynolds American
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																												57.80%
Share premium account
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity									115						113					£ 107		115	113	107
Share premium account | Ordinary shares issued under share option schemes
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																						2	5	0
Share premium account | Shares repurchased and not cancelled
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																						0	1	4
Merger reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity									26,414						26,414					26,414		26,414	26,414	26,414
Merger reserves | Reynolds American
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																												£ 22,666
Merger reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																														£ 3,748
Exchange difference relating to Egypt
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																							4
Exchange difference relating to BAT Pars
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																								272
Difference on exchange relating to other entities
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																						(2)	(2)	(19)
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																						0	0	0
Total equity									(194)						(327)					(363)		(194)	(327)	(363)		(504)
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																						0	0
(Loss) Gain reported in revenue																						(51)	(16)	29
(Loss) gain reported in raw materials and consumables																						(4)	2	6
Gain (loss) reported in operating expenses																						(17)	(46)	(4)
Gain (loss) reported in net finance costs																						84	73	59
Foreign exchange basis spread gain in respect of cost of hedging																						6	5	4
Dividend recognised as appropriation from reserves																						0	0	0
Perpetual hybrid bonds
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity									1,685						1,685					1,685		1,685	1,685	1,685		0
Perpetual hybrid bonds total		£ 1,703
Translation reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																						0	0	0
Total equity									£ (1,470)						£ 2,200					£ (6,427)		(1,470)	2,200	(6,427)		£ (6,830)
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business																						552	5	291
Dividend recognised as appropriation from reserves																						£ 0	£ 0	£ 0